Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Series Fund
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000252257 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	WFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WFGGX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Investor Class	$67	1.26%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 1,661,871,753
Holdings Count | Holding	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%

C000252256 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WCMGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WCMGX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Institutional Class	$51	0.96%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[2]
Net Assets	$ 1,661,871,753
Holdings Count | Holding	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%

C000272223 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Class C
Trading Symbol	WFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of March 2, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WFGCX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Class C	$71(1)	2.05%(2)
(1)	Class C Shares commenced investment operations on March 2, 2026. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 71	[3]
Expense Ratio, Percent	2.05%	[4]
Net Assets	$ 1,661,871,753
Holdings Count | Holding	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%

C000272222 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Class A
Trading Symbol	WFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the period of March 2, 2026 (commencement of investment operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WFGAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Class A	$45(1)	1.30%(2)
(1)	Class A Shares commenced investment operations on March 2, 2026. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 45	[5]
Expense Ratio, Percent	1.30%	[6]
Net Assets	$ 1,661,871,753
Holdings Count | Holding	41
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,661,871,753
Total number of portfolio holdings	41
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
SK Square Co., Ltd.	6.0%
Siemens Energy AG	5.9%
Seagate Technology Holdings PLC	4.7%
Corning, Inc.	4.5%
Rolls-Royce Holdings PLC	4.5%
AppLovin Corp., Class A	4.4%
Amazon.com, Inc.	4.0%
Western Digital Corp.	3.0%
Illumina, Inc.	2.8%

[1]	Annualized.
[2]	Annualized.
[3]	Class C Shares commenced investment operations on March 2, 2026. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[4]	Annualized.
[5]	Class A Shares commenced investment operations on March 2, 2026. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[6]	Annualized.